United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2013
Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Common Stocks 96.70% (percentage of net assets)
	Consumer Discretionary 26.48%
	Apparel, Accessories & Luxury 0.98%
*	Under Armour, Inc., Class A	20,000	$1,589,000
	Auto Manufacturers 3.80%
	Ford Motor Co.	250,000	4,217,500
*	Tesla Motors, Inc.	10,000	1,934,200
			6,151,700
	Casino & Gaming 3.60%
	Las Vegas Sands Corp.	40,000	2,656,800
*	Melco Crown Entertainment, Ltd. - ADR	100,000	3,183,000
			5,839,800
	Home Improvement Retail 2.66%
	Home Depot, Inc.	40,000	3,034,000
*	Restoration Hardware Holdings, Inc.	20,000	1,267,000
			4,301,000
	Homebuilding 3.08%
	Lennar Corp. Class A	25,000	885,000
	Pulte Group, Inc.	150,000	2,475,000
*	Toll Brothers, Inc.	50,000	1,621,500
			4,981,500
	Internet Retail 4.96%
*	Amazon.com, Inc.	15,000	4,689,600
*	eBay, Inc.	60,000	3,347,400
			8,037,000
	Restaurants 7.40%
*	Chipotle Mexican Grill, Inc., Class A	13,000	5,573,101
	McDonald's Corp.	20,000	1,924,200
*	Noodles & Co.	15,000	640,050
	Starbucks Corp.	50,000	3,848,500
			11,985,851
	Total Consumer Discretionary (Cost: $29,547,585)		42,885,851
	Consumer Staples 11.03%
	Consumer Products 1.54%
*	SodaStream International, Ltd.	40,000	2,495,600
	Distillers & Vintners 1.68%
	Brown-Forman Corp. Class B	40,000	2,725,200
	Food Retail 1.00%
*	Fairway Group Holdings Corp.	63,500	1,623,060
See Notes to Portfolio Holdings	BURNHAM FUND 1

Burnham Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Hypermarkets & Super Centers 2.83%
	Costco Wholesale Corp.	25,000	$2,878,000
	CVS Caremark Corp.	30,000	1,702,500
			4,580,500
	Packaged Food & Meats 3.98%
*	The Hain Celestial Group, Inc.	50,000	3,856,000
	McCormick & Co., Inc.	40,000	2,588,000
			6,444,000
	Total Consumer Staples (Cost: $13,796,392)		17,868,360
	Energy 16.03%
	Integrated Oil & Gas 1.50%
	Chevron Corp.	20,000	2,430,000
	Oil & Gas - Exploration & Production 3.05%
	BreitBurn Energy Partners LP	60,000	1,099,800
*	Continental Resources, Inc.	10,000	1,072,600
	Devon Energy Corp.	30,000	1,732,800
	Memorial Production Partners LP	50,000	1,042,000
			4,947,200
	Oil & Gas - Refining & Marketing 1.52%
	Calumet Specialty Products Partners LP	90,000	2,456,100
	Oil & Gas - Storage & Transportation 9.96%
	DCP Midstream Partners LP	32,000	1,589,120
	Energy Transfer Equity LP	50,000	3,289,000
	Kinder Morgan, Inc.	70,000	2,489,900
	MarkWest Energy Partners LP	30,000	2,166,900
	Regency Energy Partners LP	40,000	1,144,000
	The Williams Companies, Inc.	150,000	5,454,000
			16,132,920
	Total Energy (Cost: $16,554,590)		25,966,220
	Financial Services 12.20%
	Consumer Products 2.75%
	American Express Co.	59,000	4,455,680
	Diversified Banks 3.90%
	Bank of America Corp.	150,000	2,070,000
	Citigroup, Inc.	30,000	1,455,300
	PNC Financial Services Group, Inc.	10,000	724,500
	Wells Fargo & Co.	50,000	2,066,000
			6,315,800
	Life & Health Insurance 0.72%
	MetLife, Inc.	25,000	1,173,750
	Property & Casualty Insurance 4.83%
*	Berkshire Hathaway, Inc.	30,000	3,405,300
	Chubb Corp.	25,000	2,231,500
2 BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Everest Re Group, Ltd.	15,000	$2,181,150
			7,817,950
	Total Financial Services (Cost: $13,052,875)		19,763,180
	Health Care 8.56%
	Biotechnology 1.93%
*	Regeneron Pharmaceuticals, Inc.	10,000	3,128,700
	Health Care Equipment 1.26%
	Aetna, Inc.	10,000	640,200
*	Edwards Lifesciences Corp.	20,000	1,392,600
			2,032,800
	Health Care Services 3.62%
*	Express Scripts Holding Co.	60,000	3,706,800
	UnitedHealth Group, Inc.	30,000	2,148,300
			5,855,100
	Pharmaceuticals 1.75%
	Amgen, Inc.	10,000	1,119,400
	Pfizer, Inc.	60,000	1,722,600
			2,842,000
	Total Health Care (Cost: $11,390,219)		13,858,600
	Industrials 4.03%
	Construction & Engineering 1.67%
	Chicago Bridge & Iron Co.	40,000	2,710,800
	Electrical Equipment Conglomerate 2.36%
	General Electric Co.[a]	160,000	3,822,400
	Total Industrials (Cost: $4,892,539)		6,533,200
	Information Technology 14.63%
	Computer Hardware 8.62%
	Apple, Inc.	25,000	11,918,750
	International Business Machines Corp.	11,000	2,036,980
			13,955,730
	Internet Software & Services 6.01%
*	Google, Inc., Class A	5,500	4,817,505
*	LinkedIn Corp., Class A	20,000	4,921,200
			9,738,705
	Total Information Technology (Cost: $8,836,456)		23,694,435
	Telecommunications Services 3.74%
	Integrated Telecommunications Services 3.74%
	AT&T, Inc.	50,000	1,691,000
	Comcast Corp., Class A	45,000	2,031,750
See Notes to Portfolio Holdings	BURNHAM FUND 3

Burnham Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

	Number of Shares	Value
Verizon Communications, Inc.	50,000	$2,333,000
		6,055,750
Total Telecommunications Services (Cost: $4,848,243)		6,055,750
Total Common Stocks (Cost: $102,918,899)		156,625,596
Short-Term Instruments 3.61% (percentage of net assets)
Money Market Fund 1.76%
Fidelity Treasury Portfolio, 0.010%	2,846,229	2,846,229
Total Money Market Fund (Cost: $2,846,229)		2,846,229
	Face Value
Treasury Bill 1.85%
United States Treasury Bill	3,000,000	2,999,997
Total Treasury Bill (Cost: $2,999,997)		2,999,997
Total Short-Term Instruments (Cost: $5,846,226)		5,846,226
Total Investments 100.31% (Cost: $108,765,125)		$162,471,822
Call option written (0.07)% (Premiums received: $63,480)		(112,500)
Liabilities, less cash and other assets (0.24)%		(396,807)
Net Assets 100.00%		$161,962,515
	Number of Contracts
Call Option Written (0.07)% (percentage of net assets)
Industrials (0.07)%
Electrical Equipment Conglomerate (0.07)%
General Electric, Calls
@ 22 due Jan 14	(500)	(112,500)
Total Industrials (Premiums received: $63,480)		(112,500)
Total Call Option Written (Premiums received: $63,480)		(112,500)

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2013, based on securities owned was $107,439,776.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2013 was $55,697,642 and $(665,596), respectively, and net unrealized appreciation was $55,032,046.

* Indicates securities that do not produce income.
[a] Securities or partial securities on which call/put options were written. ADR – American Depositary Receipt

4 BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Common Stocks 96.72% (percentage of net assets)
	Banks 62.85%
	Banks - Regional 62.85%
	1st United Bancorp, Inc.	450,000	$3,298,500
*	Ameris Bancorp	79,390	1,459,188
*	ASB Bancorp, Inc.	222,036	3,803,477
	BNC Bancorp	152,358	2,032,456
	Boston Private Financial Holdings, Inc.	70,100	778,110
	Bridge Bancorp, Inc.	30,000	645,000
	CoBiz Financial, Inc.	75,000	724,500
*	ConnectOne Bancorp, Inc.	72,836	2,557,272
*	Customers Bancorp, Inc.	100,000	1,610,000
	Fidelity Southern Corp.	100,588	1,543,020
	First Community Corp.	102,020	1,064,069
	First Financial Holdings, Inc.	62,962	3,472,984
*	First Security Group, Inc.	50,673	105,400
*	HomeTrust Bancshares, Inc.	59,015	973,747
*	Independent Bank Corp.	50,000	500,000
*	Jacksonville Bancorp, Inc.	157,701	77,289
*	Metro Bancorp, Inc.	50,000	1,050,500
	NBT Bancorp, Inc.	27,223	625,584
*	OmniAmerican Bancorp, Inc.	81,986	2,005,377
	Park Sterling Corp.	434,895	2,787,677
*	Porter Bancorp, Inc.	263,700	316,440
*	Seacoast Banking Corporation of Florida	288,034	625,034
	Southern National Bancorp of Virginia, Inc.	100,420	963,028
	State Bank Financial Corp.	90,250	1,432,267
*	Suffolk Bancorp	50,000	886,000
	Tri-County Financial Corp.	45,603	864,177
	United Financial Bancorp, Inc.	102,499	1,657,409
*	VantageSouth Bancshares, Inc.	395,770	2,101,539
*	Virginia Heritage Bank	59,400	950,400
*	Westbury Bancorp, Inc.	100,000	1,425,000
*	Yadkin Financial Corp.	329,964	5,685,280
			48,020,724
	Total Banks (Cost: $40,083,878)		48,020,724
	Diversified Financials 17.87%
	Asset Management & Custody Banks 0.54%
	Monroe Capital Corp.	31,667	411,354
	Investment Banking & Brokerage 10.41%
*	Cowen Group, Inc., Class A	900,000	3,105,000
*	Gleacher & Co., Inc.	150,218	2,065,498
See Notes to Portfolio Holdings	BURNHAM FINANCIAL SERVICES FUND 5

Burnham Financial Services Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

		Number of Shares	Value
*	Silvercrest Asset Management Group, Inc., Class A	100,000	$1,363,000
*	SWS Group, Inc.	255,000	1,422,900
			7,956,398
	Real Estate Investment Trust 5.49%
	Ares Commercial Real Estate Corp.	139,633	1,735,638
	New Residential Investment Corp.	109,414	724,321
	ZAIS Financial Corp.	100,000	1,735,000
			4,194,959
	Specialized Finance 1.04%
*	Regional Management Corp.	25,000	795,000
	Unregistered Investment Company 0.39%
*	Peregrine Holdings LLC 144Aa, 3, 4, 5	275,000	295,281
	Total Diversified Financials (Cost: $14,439,358)		13,652,992
	Thrifts & Mortgage Finance 16.00%
	Thrifts & Mortgage Finance 16.00%
	Banc of California, Inc.	100,000	1,383,000
	Bank Mutual Corp.	98,750	619,162
	Charter Financial Corp.	150,000	1,620,000
	Dime Community Bancshares, Inc.	22,167	369,081
	Fox Chase Bancorp, Inc.	25,083	436,444
	Franklin Financial Corp.	50,000	948,000
	Investors Bancorp, Inc.	125,000	2,735,000
*	Kearny Financial Corp.	70,000	715,400
*	Pacific Premier Bancorp, Inc.	153,300	2,060,352
	ViewPoint Financial Group, Inc.	65,000	1,343,550
			12,229,989
	Total Thrifts & Mortgage Finance (Cost: $8,838,638)		12,229,989
	Total Common Stocks (Cost: $63,361,874)		73,903,705
	Warrants 2.00% (percentage of net assets)
	Banks 2.00%
	Banks - Regional 2.00%
*	M&T Bank Corp., Expires 12/23/18	40,000	1,530,400
*	Porter Bancorp, Inc., Expires 6/30/15[a,5]	45,651	—
			1,530,400
	Total Banks (Cost: $1,281,600)		1,530,400
	Total Warrants (Cost: $1,281,600)		1,530,400
6 BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

	Number of Shares	Value
Short-Term Instruments 0.74% (percentage of net assets)
Money Market Fund 0.74%
Fidelity Treasury Portfolio, 0.010%	566,794	$566,794
Total Money Market Fund (Cost: $566,794)		566,794
Total Short-Term Instruments (Cost: $566,794)		566,794
Total Investments 99.46% (Cost: $65,210,268)		$76,000,899
Cash and other assets, less liabilities 0.54%		409,323
Net Assets 100.00%		$76,410,222

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2013, based on securities owned was $65,456,284.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2013 was $15,628,376 and $(5,083,761), respectively, and net unrealized appreciation was $10,544,615.

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

* Indicates securities that do not produce income.
[a] Indicates a fair valued security. Total market value for fair valued securities is $295,281, representing 0.39% of net assets.

See Notes to Portfolio Holdings	BURNHAM FINANCIAL SERVICES FUND 7

Burnham Financial Industries Fund

Portfolio Holdings As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Common Stocks 95.34% (percentage of net assets)
	Banks 47.36%
	Banks - Regional 45.03%
	1st United Bancorp, Inc.[a]	700,000	$5,131,000
	BancorpSouth, Inc.	50,000	997,000
	BankUnited, Inc.	20,000	623,800
	Bridge Bancorp, Inc.	50,000	1,075,000
*	ConnectOne Bancorp, Inc.	28,000	983,080
*	Customers Bancorp, Inc.	100,000	1,610,000
	Fifth Third Bancorp	50,000	902,000
	First Financial Holdings, Inc.[a]	112,962	6,230,984
	Home BancShares, Inc.	40,000	1,214,800
*	Jacksonville Bancorp, Inc.	273,106	133,849
	NBT Bancorp, Inc.[a]	54,447	1,251,192
*	OmniAmerican Bancorp, Inc.[a]	42,174	1,031,576
	PacWest Bancorp	50,000	1,718,000
	Park Sterling Corp.[a]	184,894	1,185,171
*	Porter Bancorp, Inc.	207,596	249,115
	Regions Financial Corp.[a]	200,000	1,852,000
	Synovus Financial Corp.	1,017,500	3,357,750
	Webster Financial Corp.	50,000	1,276,500
*	Yadkin Financial Corp.	30,667	528,392
			31,351,209
	Diversified Banks 2.33%
	SunTrust Banks, Inc.[b]	49,900	1,617,758
	Total Banks (Cost: $29,737,806)		32,968,967
	Diversified Financials 33.84%
	Asset Management & Custody Banks 0.59%
	Monroe Capital Corp.	31,667	411,354
	Investment Banking & Brokerage 10.82%
*	Cowen Group, Inc., Class A	1,000,000	3,450,000
*	Gleacher & Co., Inc.[a]	198,990	2,736,113
	Morgan Stanley[b]	50,000	1,347,500
			7,533,613
	Multi-line Insurance 1.12%
	Hartford Financial Services Group, Inc.[b]	25,000	778,000
	Other Diversified Financial Services 7.02%
	Bank of America Corp.a b	200,000	2,760,000
	Citigroup, Inc.	22,500	1,091,475
	JPMorgan Chase & Co.[b]	20,000	1,033,800
			4,885,275
8 BURNHAM FINANCIAL INDUSTRIES FUND	See Notes to Portfolio Holdings

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Real Estate Investment Trust 10.96%
	Ares Commercial Real Estate Corp.	134,633	$1,673,488
	New Residential Investment Corp.	109,414	724,321
	PennyMac Mortgage Investment Trust	50,000	1,134,000
	Two Harbors Investment Corp.[a]	200,000	1,942,000
	ZAIS Financial Corp.[a]	124,373	2,157,871
			7,631,680
	Specialized Finance 3.33%
*	Regional Management Corp.	73,000	2,321,400
	Total Diversified Financials (Cost: $25,394,815)		23,561,322
	Thrifts & Mortgage Finance 14.14%
	Thrifts & Mortgage Finance 14.14%
	Dime Community Bancshares, Inc.	33,000	549,450
	Investors Bancorp, Inc.[a]	279,000	6,104,520
	Northfield Bancorp, Inc.	19,570	237,580
*	TFS Financial Corp.[a]	100,000	1,197,000
	ViewPoint Financial Group, Inc.[a]	85,000	1,756,950
			9,845,500
	Total Thrifts & Mortgage Finance (Cost: $6,335,252)		9,845,500
	Total Common Stocks (Cost: $61,467,873)		66,375,789
	Warrants 2.20% (percentage of net assets)
	Banks 2.20%
	Banks - Regional 2.20%
*	M&T Bank Corp., Expires 12/23/18	40,000	1,530,400
*	Porter Bancorp, Inc., Expires 6/30/15[c,5]	136,956	—
			1,530,400
	Total Banks (Cost: $1,281,600)		1,530,400
	Total Warrants (Cost: $1,281,600)		1,530,400
		Number of Contracts
	Put Option Long 0.16% (percentage of net assets)
	Banks 0.11%
	Banks - Regional 0.04%
	State Street Corp., Puts
	@ 67.5 due Oct 13	125	29,250
			29,250

See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND 9

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

	Number of Contracts	Value
Diversified Banks 0.07%
Wells Fargo & Co., Puts
@ 42 due Oct 13	375	44,625
		44,625
Total Banks (Cost: $28,142)		73,875
Diversified Financials 0.05%
Investment Banking & Brokerage 0.05%
Northern Trust Corp., Puts
@ 55 due Oct 13	250	37,500
Total Diversified Financials (Cost: $20,509)		37,500
Total Put Option Long (Cost: $48,651)		111,375
	Number of Shares
Short-Term Instruments 3.72% (percentage of net assets)
Money Market Fund 3.72%
Fidelity Treasury Portfolio, 0.010%	2,587,742	2,587,742
Total Money Market Fund (Cost: $2,587,742)		2,587,742
Total Short-Term Instruments (Cost: $2,587,742)		2,587,742
Total Investments 101.42% (Cost: $65,385,866)		$70,605,306
Short Sales (21.73)% (Proceeds: $12,011,173)		(15,127,143)
Call option written (0.38)% (Premiums received: $240,476)		(264,955)
Put option written (0.26)% (Premiums received: $364,567)		(183,900)
Cash and other assets, less liabilities 20.95%		14,590,307
Net Assets 100.00%		$69,619,615
Short Sales (21.73)% (percentage of net assets)
Banks (14.29)%
Banks - Regional (14.29)%
Bank of the Ozarks, Inc.	(11,450)	(549,486)
Community Bank System, Inc.	(68,318)	(2,331,010)
Cullen/Frost Bankers, Inc.	(13,467)	(950,097)
First Financial Bankshares, Inc.	(25,000)	(1,470,500)
Fulton Financial Corp.	(25,000)	(292,000)
National Penn Bancshares, Inc.	(70,000)	(703,500)
Prosperity Bancshares, Inc.	(30,000)	(1,855,200)
TCF Financial Corp.	(90,000)	(1,285,200)

10 BURNHAM FINANCIAL INDUSTRIES FUND	See Notes to Portfolio Holdings

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

		Number of Shares	Value
	Trustmark Corp.	(20,000)	$(512,000)
			(9,948,993)
	Total Banks (Proceeds: $7,756,349)		(9,948,993)
	Diversified Financials (7.44)%
	Consumer Products (4.48)%
	Charles Schwab Corp.	(77,500)	(1,638,350)
*	First Cash Financial Services, Inc.	(10,000)	(579,500)
*	World Acceptance Corp.	(10,000)	(899,200)
			(3,117,050)
	Investment Banking & Brokerage (2.96)%
	Moody's Corp.[b]	(20,000)	(1,406,600)
	TD Ameritrade Holding Corp.	(25,000)	(654,500)
			(2,061,100)
	Total Diversified Financials (Proceeds: $4,254,824)		(5,178,150)
	Total Short Sales (Proceeds: $12,011,173)		(15,127,143)
		Number of Contracts
	Call Option Written (0.38)% (percentage of net assets)
	Banks (0.18)%
	Diversified Banks (0.18)%
	SunTrust Banks, Inc., Calls
	@ 29 due Oct 13	(249)	(85,905)
	@ 31 due Oct 13	(250)	(42,500)
			(128,405)
	Total Banks (Premiums received: $63,834)		(128,405)
	Diversified Financials (0.20)%
	Investment Banking & Brokerage (0.10)%
	Morgan Stanley, Calls
	@ 27 due Jan 14	(250)	(42,250)
	@ 28 due Jan 14	(250)	(29,000)
			(71,250)
	Multi-line Insurance (0.03)%
	Hartford Financial Services Group, Inc., Calls
	@ 34 due Jan 14	(250)	(17,500)
	Other Diversified Financial Services (0.07)%
	Bank of America Corp., Calls
	@ 15 due Jan 14	(500)	(17,000)
See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND 11

Burnham Financial Industries Fund

Portfolio Holdings (Continued) As of September 30, 2013 (Unaudited)

	Number of Contracts	Value
JP Morgan Chase & Co., Calls
@ 52.5 due Dec 13	(200)	(30,800)
		(47,800)
Total Diversified Financials (Premiums received: $176,642)		(136,550)
Total Call Option Written (Premiums received: $240,476)		(264,955)
Put Option Written (0.26)% (percentage of net assets)
Banks (0.06)%
Banks - Regional (0.06)%
CIT Group Inc., Puts
@ 46 due Jan 14	(350)	(45,500)
Total Banks (Premiums received: $51,656)		(45,500)
Diversified Financials (0.20)%
Investment Banking & Brokerage (0.00)%[d]
Moody's Corp., Puts
@ 50 due Nov 13	(100)	(1,000)
@ 45 due Jan 14	(100)	(1,400)
		(2,400)
Multi-line Insurance (0.07)%
Hartford Financial Services Group, Inc., Puts
@ 29 due Dec 13	(500)	(44,500)
Other Diversified Financial Services (0.09)%
JP Morgan Chase & Co., Puts
@ 48 due Jan 14	(250)	(33,500)
Nationstar Mtg Hld., Puts
@ 40 due Jan 14	(400)	(28,000)
		(61,500)
Specialized Finance (0.04)%
PHH Corp., Puts
@ 22.5 due Nov 13	(500)	(30,000)
Total Diversified Financials (Premiums received: $312,911)		(138,400)
Total Put Option Written (Premiums received: $364,567)		(183,900)

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2013, based on securities owned was $66,058,128.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2013 was $12,601,626 and $(8,054,448), respectively, and net unrealized appreciation was $4,547,178.

* Indicates securities that do not produce income.

[a] Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

[b] Securities or partial securities on which call/put options were written.

[c] Indicates a fair valued security.  Total market value for fair valued securities is $0, representing 0.00% of net assets.

[d] Rounds to less than 0.005%.

12 BURNHAM FINANCIAL INDUSTRIES FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – September 30, 2013 (Unaudited)

Valuation and Investment Practices

1. Valuing Securities

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 – Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended September 30, 2013, the Burnham Financial Industries Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a

NOTES TO PORTFOLIO HOLDINGS	13

Notes to Portfolio Holdings – September 30, 2013 (Unaudited)

dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period , only the Burnham Financial Industries Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of September 30, 2013, no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended September 30, 2013, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/12	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Value at 9/30/13	Dividend Income
Burnham Financial Services:
Peregrine Holdings LLC	$296,225	$—	$(944)	$295,281	$—

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2013, Burnham Financial Services Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted

14	NOTES TO PORTFOLIO HOLDINGS

Notes to Portfolio Holdings – September 30, 2013 (Unaudited)

by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

Fund	Description, Date of Purchase, % of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Peregrine Holdings LLC 05/31/02 0.39%	275,000	$295,281	$295,281

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

NOTES TO PORTFOLIO HOLDINGS	15

Notes to Portfolio Holdings – September 30, 2013 (Unaudited)

The following is a summary of the tiered valuation input levels, as of September 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2013	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Consumer Discretionary	$42,885,851	$—	$—	$42,885,851
Consumer Staples	17,868,360	—	—	17,868,360
Energy	25,966,220	—	—	25,966,220
Financial Services	19,763,180	—	—	19,763,180
Health Care	13,858,600	—	—	13,858,600
Industrials	6,533,200	—	—	6,533,200
Information Technology	23,694,435	—	—	23,694,435
Telecommunications Services	6,055,750	—	—	6,055,750
Short-Term Instruments	—	5,846,226	—	5,846,226
Total	$156,625,596	$5,846,226	$—	$162,471,822
Liabilities
Written Options	(112,500)	—	—	(112,500)
Total	$(112,500)	$—	$—	$(112,500)
Burnham Financial Services Fund
Assets
Common Stock:
Banks	$48,020,724	$—	$—	$48,020,724
Diversified Financials	13,357,711	—	295,281	13,652,992
Thrifts & Mortgage Finance	12,229,989	—	—	12,229,989
Warrants:
Banks	1,530,400	—	—	1,530,400
Short-Term Instruments	—	566,794	—	566,794
Total	$75,138,824	$566,794	$295,281	$76,000,899
Burnham Financial Industries Fund
Assets
Common Stock:
Banks	$32,968,967	$—	$—	$32,968,967
Diversified Financials	23,561,322	—	—	23,561,322
Thrifts & Mortgage Finance	9,845,500	—	—	9,845,500
Warrants:
Banks	1,530,400	—	—	1,530,400
Options-Long	111,375	—	—	111,375
Short-Term Instruments	—	2,587,742	—	2,587,742
Total	$68,017,564	$2,587,742	$—	$70,605,306
Liabilities
Short Sales	(15,127,143)	—	—	(15,127,143)
Written Options	(448,855)	—	—	(448,855)
Total	$(15,575,998)	$—	$—	$(15,575,998)

During the period ended September 30, 2013, there were no transfers between Level 1 and Level 2.

16	NOTES TO PORTFOLIO HOLDINGS

Notes to Portfolio Holdings – September 30, 2013 (Unaudited)

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2013:

Burnham Financial Services Fund	Level 3 Assets
Common Stock:
Balance, January 1, 2013	$1,271,904
Sale	(653,861)
Realized (loss)	(1,478,617)
Change in Unrealized (Depreciation)	1,155,855
Balance, September 30, 2013	$295,281
Warrants:
Balance, January 1, 2013	$457
Change in Unrealized (Depreciation)	(457)
Balance, September 30, 2013	$—
Burnham Financial Industries Fund	Level 3 Assets
Warrants:
Balance, January 1, 2013	$1,369
Change in Unrealized (Depreciation)	(1,369)
Balance, September 30, 2013	$—

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2013 are as follows:

Burnham Financial Services Fund	Fair Value at 9/30/2013	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$295,281	Capital Value	Discount	0%
Warrants	—	Capital Value	Discount	0%

Burnham Financial Industries Fund	Fair Value at 9/30/2013	Valuation Technique(s)	Unobservable Input	Range
Warrants	$—	Capital Value	Discount	0%

NOTES TO PORTFOLIO HOLDINGS	17

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date November 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date November 14, 2013

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date November 14, 2013